Retroactive Effect of Reverse Stock Split	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
Retroactive Effect of Reverse Stock Split

Note 14. Retroactive Effect of Reverse Stock Split

On December 15, 2021, the Company’s board of directors approved a reverse stock split of outstanding shares of common stock by a ratio within the range of 3-to-1 and 75-to-1, to be effective at the ratio and date to be determined by the board of directors.  The stockholders approved granting discretionary authority to the Company’s board of directors to amend the Company’s Certificate of Incorporation to effect the reverse stock split within the range of 3-to-1 and 75-to-1 at the annual meeting on January 26, 2022. On October 17, 2022  the board of directors approved a reverse stock split of the outstanding shares of common stock by a ratio of 75-to-1, which became effective October 19, 2022. All share and per share data in the accompanying financial statements have been retroactively restated to reflect the effect of the reverse stock split.

NOTE 15. - RETROACTIVE EFFECT OF REVERSE STOCK SPLIT

On December 15, 2021, the Company’s board of directors approved a reverse stock split of outstanding shares of common stock by a ratio within the range of 3-to-1 and 75-to-1, to be effective at the ratio and date to be determined by the board of directors.  The stockholders approved granting discretionary authority to the Company’s board of directors to amend the Company’s Certificate of Incorporation to effect the reverse stock split within the range of 3-to-1 and 75-to-1 at the annual meeting on January 26, 2022. On October 17, 2022  the board of directors approved a reverse stock split of the outstanding shares of common stock by a ratio of 75-to-1, which became effective October 19, 2022. All share and per share data in the accompanying financial statements have been retroactively restated to reflect the effect of the reverse stock split.

On February 15, 2022, the Company, as borrower, entered into a financing arrangement (the “Loan”) with Mast Hill Fund, L.P. (the “Lender”), a Delaware limited partnership. In exchange for a promissory note, Lender agreed to lend the Company $370,000, which bears interest at a rate of eight percent (8%) per annum, less $37,000 original issue discount. Under the terms of the Loan, amortization payments are due beginning June 15, 2022, and each month thereafter with the final payment due on February 15, 2023. Additionally, in the event of a default under the Loan or if the Company elects to pre-pay the Loan, the Lender has the right to convert any portion or all of the outstanding and unpaid principal and interest into fully paid and non-assessable shares of the Company’s common stock at a conversion price of $7.50 per share. The conversion price is subject to adjustment under certain circumstances, including issuances of Company common stock below the conversion price. The Company is not required to issue additional shares to Mast Hill in the event an adjustment to the conversion price occurs. Except for the option to convert the note in the event of a pre-payment, there is no pre-payment penalty associated with the promissory note. The Loan is subject to customary events of default, including cross-defaults on the Loan agreements and on other indebtedness of the Company, violations of securities laws (including Regulation FD), and failure to issue shares upon a conversion of the note. Amounts due under the Loan are subject to a 15% penalty in the event of a default. As additional consideration for the financing, the Company issued Lender a 5-year warrant to purchase 12,334 shares of Company common stock at a fixed price of $12.00 per share, subject to price adjustments for certain actions, including dilutive issuances, representing 40% warrant coverage on the principal amount of the Loan. The closing price of the Company common stock on February 15, 2022 was $12.75 per share. The Company has granted the Mast Hill customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Mast Hill, other than in respect of the Loan and a similar loan between the Company and Lender entered into on November 2, 2021.

J.H. Darbie & Co., Inc. ( “Finder”), a registered broker-dealer, acted as a finder in connection with the Loan, and was paid a cash fee of $14,650 (4.39% of the gross proceeds of the Loan) and issued a 5-year warrant to purchase 1,619 shares of Company common stock at a fixed price of $14.40 per share (120% of the exercise price of the warrant issued in connection with the Loan), subject to price adjustments for certain actions, including dilutive issuances, representing 7% warrant coverage on the gross proceeds of the Loan. The Company has granted the Finder customary “piggy-back” registration rights with respect to the shares issuable upon exercise of the warrant.